CONTENT ASSETS (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Finite-Lived Intangible Assets [Line Items]
Content assets, net	₽ 21,496					$ 289.4
Less current content assets, net			₽ 499
Content assets, net	13,767		7,464			$ 185.3	$ 185.3
Amortization of intangible assets	5,949	$ 80.1	3,825		₽ 2,613
Content Assets
Finite-Lived Intangible Assets [Line Items]
Content assets, net	13,767		7,963				185.3
Amortization of intangible assets	6,386		3,013	$ 86.0	1,167
Licensed content, net
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	5,904		2,625	79.5	1,045
Released licensed content, net
Finite-Lived Intangible Assets [Line Items]
Content assets, net	7,840		5,882				105.5
Advances for licensed content
Finite-Lived Intangible Assets [Line Items]
Content assets, net	1,536						20.6
Produced content, net
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	482		388	$ 6.5	₽ 122
Released, less amortization
Finite-Lived Intangible Assets [Line Items]
Content assets, net	1,927		844				25.9
Completed and not released
Finite-Lived Intangible Assets [Line Items]
Content assets, net			116
In production and in development
Finite-Lived Intangible Assets [Line Items]
Content assets, net	₽ 2,464		₽ 1,121				$ 33.3